UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period: March 31, 2019

Item 1. Schedule of Investments.

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of March 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 0.0%
	ENERGY - 0.0%
1	Occidental Petroleum Corp.	$66
	TOTAL COMMON STOCKS
	(Cost $65)	66

Principal Amount
	U.S. GOVERNMENT AND AGENCIES - 74.5%
	United States Treasury Bill
$7,000,000	2.360%, 5/16/2019[1]	6,979,371
79,000,000	2.385%, 5/16/2019	78,767,187
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $85,743,821)	85,746,558

Number of Contracts
	PURCHASED OPTIONS CONTRACTS - 0.6%
	CALL OPTIONS - 0.4%
	Boeing Co.
20	Exercise Price: $390.00, Notional Amount: $780,000, Expiration Date: April 18, 2019	11,100
50	Exercise Price: $405.00, Notional Amount: $2,025,000, Expiration Date: April 18, 2019	8,250
	CBOT Corn Futures
100	Exercise Price: $395.00, Notional Amount: $1,975,000, Expiration Date: April 26, 2019	625
150	Exercise Price: $410.00, Notional Amount: $3,075,000, Expiration Date: May 24, 2019	4,688
	CME Live Cattle Futures
105	Exercise Price: $118.00, Notional Amount: $4,956,000, Expiration Date: August 2, 2019	111,300
70	Exercise Price: $120.00, Notional Amount: $3,360,000, Expiration Date: August 2, 2019	53,900
33	Exercise Price: $126.00, Notional Amount: $1,663,200, Expiration Date: August 2, 2019	9,240
352	Exercise Price: $132.00, Notional Amount: $18,585,600, Expiration Date: August 2, 2019	28,160
17	Exercise Price: $118.00, Notional Amount: $802,400, Expiration Date: October 4, 2019	24,990
17	Exercise Price: $120.00, Notional Amount: $816,000, Expiration Date: October 4, 2019	19,380
17	Exercise Price: $122.00, Notional Amount: $829,600, Expiration Date: October 4, 2019	14,620
61	Exercise Price: $124.00, Notional Amount: $3,025,600, Expiration Date: October 4, 2019	39,650
33	Exercise Price: $126.00, Notional Amount: $1,663,200, Expiration Date: June 7, 2019	9,900
	CME Nonfat Dry Milk Futures
15	Exercise Price: $108.00, Notional Amount: $712,800, Expiration Date: July 3, 2019	2,805
	FNX United States Dollar Futures
80	Exercise Price: $97.00, Notional Amount: $7,760,000, Expiration Date: May 3, 2019	51,600
	NYBOT Coffee 'C' Futures
50	Exercise Price: $105.00, Notional Amount: $1,968,750, Expiration Date: April 12, 2019	2,437
	NYMEX Natural Gas Futures
100	Exercise Price: $3.20, Notional Amount: $3,200,000, Expiration Date: July 26, 2019	22,000

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS (Continued)
	CALL OPTIONS - (Continued)
	OTC EUR versus USD
5,000,000	Exercise Price: $1.155, Notional Amount: $5,775,000, Expiration Date: May 2, 2019	$2,584
	TOTAL CALL OPTIONS
	(Cost $593,236)	417,229

	PUT OPTIONS - 0.2%
	CBOT Corn Futures
240	Exercise Price: $365.00, Notional Amount: $4,380,000, Expiration Date: May 24, 2019	88,500
	CME Lean Hogs Futures
23	Exercise Price: $77.00, Notional Amount: $708,400, Expiration Date: April 12, 2019	12,650
	CME Live Cattle Futures
64	Exercise Price: $127.00, Notional Amount: $3,251,200, Expiration Date: April 5, 2019	40,320
	CME Nonfat Dry Milk Futures
15	Exercise Price: $94.00, Notional Amount: $620,400, Expiration Date: July 3, 2019	2,475
32	Exercise Price: $96.00, Notional Amount: $1,351,680, Expiration Date: July 3, 2019	9,856
	LME Primary Nickel Futures
14	Exercise Price: $12,500.00, Notional Amount: $1,050,000, Expiration Date: April 3, 2018	1,177
	NYMEX WTI Crude Oil Futures
40	Exercise Price: $58.00, Notional Amount: $2,320,000, Expiration Date: April 5, 2019	8,400
146	Exercise Price: $56.00, Notional Amount: $8,176,000, Expiration Date: April 16, 2019	36,500
50	Exercise Price: $59.00, Notional Amount: $2,950,000, Expiration Date: May 16, 2019	83,000
	TOTAL PUT OPTIONS
	(Cost $522,525)	282,878

	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $1,115,761)	700,107

Principal Amount
	SHORT-TERM INVESTMENTS - 3.9%
$4,430,673	UMB Money Market Fiduciary, 0.247%[1,2]	4,430,673
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,430,673)	4,430,673

	TOTAL INVESTMENTS - 79.0%
	(Cost $91,290,320)	90,877,404
	Other Assets in Excess of Liabilities - 21.0%	24,202,735
	TOTAL NET ASSETS - 100.0%	$115,080,139

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT - (0.0)%
	COMMON STOCKS - (0.0)%
	ENERGY - 0.0%
(1)	Occidental Petroleum Corp.	$(66)
	TOTAL COMMON STOCKS
	(Proceeds $64)	(66)

	TOTAL SECURITIES SOLD SHORT
	(Proceeds $64)	$(66)

Number of Contracts
	WRITTEN OPTIONS CONTRACTS - (0.2)%
	CALL OPTIONS - (0.0)%
	Boeing Co.
(30)	Exercise Price: $385.00, Notional Amount: $1,155,000, Expiration Date: April 18, 2019	$(22,950)
	TOTAL CALL OPTIONS
	(Proceeds $36,524)	(22,950)

	PUT OPTIONS - (0.2)%
	CBOT Corn Futures
(120)	Exercise Price: $380.00, Notional Amount: $2,280,000, Expiration Date: May 24, 2019	(102,000)
	CME Nonfat Dry Milk Futures
(36)	Exercise Price: $102.00, Notional Amount: $1,615,680, Expiration Date: July 3, 2019	(48,312)
	NYMEX WTI Crude Oil Futures
(50)	Exercise Price: $56.50, Notional Amount: $2,825,000, Expiration Date: May 16, 2019	(47,500)
	TOTAL PUT OPTIONS
	(Proceeds $181,394)	(197,812)

	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $217,918)	$(220,762)

[1]	All or a portion of this security is segregated as collateral.
[2]	The rate is the annualized seven-day yield at period end.

EUR - Euro

See accompanying Notes to Schedules of Investments.

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

FUTURES CONTRACTS

Long Contracts	Expiration Date	Number of Contracts	Notional Value	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Commodity Futures
CBOT Corn	May 2019	652	$12,435,719	$11,621,900	$(813,819)
CBOT Denatured Ethanol	May 2019	6	245,187	235,596	(9,591)
CBOT Soybean	May 2019	129	5,960,351	5,703,412	(256,939)
CBOT Soybean Oil	May 2019	161	2,968,887	2,739,576	(229,311)
CBOT Wheat	May 2019	134	3,234,969	3,066,925	(168,044)
CME Lean Hogs	April 2019	68	1,599,625	2,104,600	504,975
CME Live Cattle	April 2019	47	2,391,503	2,363,160	(28,343)
CME Nonfat Dry Milk	April 2019	25	1,061,591	1,068,100	6,509
CME Nonfat Dry Milk	June 2019	25	1,124,358	1,109,900	(14,458)
CMX Copper	May 2019	120	8,820,212	8,808,000	(12,212)
CMX Gold	June 2019	93	12,315,350	12,076,050	(239,300)
CMX Silver	May 2019	37	2,954,565	2,795,350	(159,215)
ICE Brent Crude Oil	June 2019	100	6,738,242	6,758,000	19,758
KCBT Hard Red Winter Wheat	May 2019	100	2,292,244	2,150,000	(142,244)
LME Primary Aluminum	April 2019	100	4,667,745	4,750,625	82,880
LME Primary Nickel	April 2019	43	3,387,645	3,333,231	(54,414)
LME Zinc	April 2019	17	1,155,617	1,264,269	108,652
LME Zinc	May 2019	17	1,226,273	1,255,344	29,071
MGE Red Wheat	May 2019	178	5,093,612	4,937,275	(156,337)
NYBOT Coffee 'C'	May 2019	94	3,611,487	3,331,125	(280,362)
NYBOT Cotton #2	May 2019	16	573,419	620,880	47,461
NYBOT Sugar #11	May 2019	112	1,582,215	1,571,763	(10,452)
NYMEX Natural Gas	June 2019	86	2,390,697	2,333,180	(57,517)
NYMEX Natural Gas	July 2019	69	1,928,244	1,912,680	(15,564)
NYMEX Natural Gas	August 2019	69	1,928,244	1,929,930	1,686
NYMEX Natural Gas	September 2019	69	1,928,244	1,927,170	(1,074)
NYMEX Natural Gas	October 2019	69	1,928,244	1,940,970	12,726
NYMEX Natural Gas	November 2019	69	1,928,244	1,978,230	49,986
NYMEX Natural Gas	December 2019	69	1,928,244	2,073,450	145,206
NYMEX Natural Gas	January 2020	13	376,684	401,310	24,626
NYMEX Natural Gas	February 2020	13	376,684	393,770	17,086
NYMEX Natural Gas	March 2020	13	376,684	379,080	2,396
NYMEX Natural Gas	April 2020	13	376,684	340,600	(36,084)
NYMEX Natural Gas	May 2020	34	915,199	875,500	(39,699)
NYMEX Natural Gas	June 2020	13	376,684	337,870	(38,814)
NYMEX Natural Gas	July 2020	13	376,684	341,380	(35,304)
NYMEX Natural Gas	August 2020	13	376,684	341,900	(34,784)
NYMEX Natural Gas	September 2020	13	376,684	339,820	(36,864)
NYMEX Natural Gas	October 2020	13	376,684	342,680	(34,004)
NYMEX Natural Gas	November 2020	13	376,684	348,790	(27,894)
NYMEX Natural Gas	December 2020	13	376,684	368,290	(8,394)
NYMEX NY Harbor ULSD	May 2019	26	2,167,701	2,152,769	(14,932)
NYMEX Platinum	July 2019	40	1,761,125	1,708,200	(52,925)
NYMEX RBOB Gasoline	May 2019	43	3,380,605	3,399,795	19,190
NYMEX WTI Crude Oil	May 2019	176	9,726,309	10,584,640	858,331
Total Long Contracts			121,495,440	120,417,085	(1,078,355)

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

FUTURES CONTRACTS (Continued)

Short Contracts	Expiration Date	Number of Contracts	Notional Value	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Commodity Futures
LME Zinc	April 2019	(17)	$(1,232,458)	$(1,264,269)	$(31,811)
Total Short Contracts			(1,232,458)	(1,264,269)	(31,811)

TOTAL FUTURES CONTRACTS			$120,262,982	$119,152,816	$(1,110,166)

See accompanying Notes to Schedules of Investments.

SilverPepper Commodity Strategies Global Macro Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS

Purchase Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Notional Value	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Euro	Societe Generale	EUR per USD	April 15, 2019	6,000,000	$6,792,130	$6,730,230	$(61,900)
Euro	Societe Generale	EUR per USD	April 15, 2019	1,000,000	1,138,810	1,121,705	(17,105)
Singapore Dollar	Societe Generale	USD per SGD	April 25, 2019	1,220,310	904,865	900,398	(4,467)
					8,835,805	8,752,333	(83,472)

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Notional Value	Value at March 31, 2019	Unrealized Appreciation (Depreciation)
Euro	Societe Generale	EUR per USD	April 15, 2019	(2,000,000)	(2,260,600)	(2,243,410)	17,190
Euro	Societe Generale	EUR per USD	April 15, 2019	(1,000,000)	(1,146,070)	(1,121,705)	24,365
					(3,406,670)	(3,365,115)	41,555

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS					$5,429,135	$5,387,218	$(41,917)

EUR - Euro

SGD - Singapore Dollar

USD - United States Dollar

See accompanying Notes to Schedules of Investments.

SilverPepper Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.5%
	FINANCIALS — 50.7%
61,019	Blue Hills Bancorp, Inc.	$1,458,354
150,000	BSB Bancorp, Inc.*[1]	4,926,000
300,000	First Data Corp.*[1]	7,881,000
93,739	HomeTown Bankshares Corp.	1,341,405
2,872	HopFed Bancorp, Inc.	56,578
236	MBT Financial Corp.	2,365
500,000	MedEquities Realty Trust, Inc. - REIT[1]	5,565,000
9,458	Navigators Group, Inc.	660,831
90,622	Oaktree Capital Group LLC	4,499,382
101,233	SI Financial Group, Inc.	1,306,918
4,905	SunTrust Banks, Inc.	290,621
18,333	TCF Financial Corp.	379,310
102,262	Tier REIT, Inc. - REIT	2,930,829
12,305	Worldpay, Inc. - Class A*	1,396,618
		32,695,211
	HEALTH CARE — 10.8%
33,819	Celgene Corp.*	3,190,484
3,966	Immune Design Corp.*	23,201
32,919	Spark Therapeutics, Inc.*	3,748,816
		6,962,501
	MATERIALS — 0.0%
2,716	SunCoke Energy Partners LP	33,814
	TECHNOLOGY — 33.0%
150,000	ARRIS International PLC*[1,2]	4,741,500
36,168	Attunity Ltd.*[2]	848,140
115,000	Luxoft Holding, Inc.*[1,2]	6,751,650
15,000	Pointer Telocation Ltd.*[2]	234,750
22,314	Red Hat, Inc.*[1]	4,076,768
14,000	Ultimate Software Group, Inc.*	4,621,820
		21,274,628
	TOTAL COMMON STOCKS
	(Cost $57,696,931)	60,966,154
	RIGHTS — 0.0%
	MATERIALS — 0.0%
10,316	A Schulman Inc.*[3,4]	5,392
	TOTAL RIGHTS
	(Cost $0)	5,392

SilverPepper Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 5.8%
$3,747,800	UMB Money Market Fiduciary, 0.25%[5]	$3,747,800
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,747,800)	3,747,800
	TOTAL INVESTMENTS — 100.3%
	(Cost $61,444,731)	64,719,346
	Liabilities in Excess of Other Assets — (0.3)%	(214,136)
	TOTAL NET ASSETS — 100.0%	$64,505,210

Number of Shares
	SECURITIES SOLD SHORT — (46.9)%
	COMMON STOCKS — (46.9)%
	FINANCIALS — (44.2)%
(38,902)	American National Bankshares, Inc.	(1,358,458)
(6,352)	BB&T Corp.	(295,559)
(48,591)	Berkshire Hills Bancorp, Inc.	(1,323,619)
(48,800)	Brookfield Asset Management, Inc. - Class A2	(2,276,520)
(9,315)	Chemical Financial Corp.	(383,405)
(304,740)	Cousins Properties, Inc. - REIT	(2,943,788)
(11,428)	Fidelity National Information Services, Inc.	(1,292,507)
(637)	First Financial Corp.	(26,754)
(64)	First Merchants Corp.	(2,358)
(90,900)	Fiserv, Inc.*	(8,024,652)
(14,084)	Independent Bank Corp.	(1,140,945)
(117,500)	Omega Healthcare Investors, Inc. - REIT	(4,482,625)
(300,000)	People's United Financial, Inc.	(4,932,000)
		(28,483,190)
	HEALTH CARE — (2.5)%
(33,819)	Bristol-Myers Squibb Co.	(1,613,505)
	MATERIALS — 0.0%
(3,803)	SunCoke Energy, Inc.*	(32,287)
	TECHNOLOGY — (0.2)%
(19,080)	ID Systems, Inc.*	(113,144)
	TOTAL COMMON STOCKS
	(Proceeds $28,186,633)	(30,242,126)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $28,186,633)	$(30,242,126)

REIT – Real Estate Investment Trusts

LLC – Limited Liability Company

SilverPepper Merger Arbitrage Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2019 (Unaudited)

LP – Limited Partnership

PLC – Public Limited Company

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.
[3]	Illiquid security. The total illiquid securities represent 0.01% of Net Assets. Total value of these securities is $5,392.
[4]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.01% of Net Assets. The total value of these securities is $5,392.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments.

SilverPepper Funds

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2019 (Unaudited)

Note 1 – Organization

SilverPepper Commodity Strategies Global Macro Fund (‘‘Commodity Strategies Global Macro Fund’’) and SilverPepper Merger Arbitrage Fund (“Merger Arbitrage Fund”) (each a “Fund” and collectively the “Funds”) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Commodity Strategies Global Macro Fund is classified as a diversified Fund and Merger Arbitrage Fund is classified as a non-diversified Fund.

The Commodity Strategies Global Macro Fund’s primary investment objective is to create returns that are largely uncorrelated with the returns of the general stock and bond markets. The Fund commenced investment operations on October 31, 2013, with two classes of shares, Advisor Class and Institutional Class.

The Merger Arbitrage Fund’s primary investment objective is to create returns that are largely uncorrelated with the returns of the general stock market. The Fund commenced investment operations on October 31, 2013, with two classes of shares, Advisor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

(a) Consolidation of Subsidiary

The Commodity Strategies Global Macro Fund may invest up to 25% of its total assets in the subsidiary, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”). The consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights of the Fund include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. The Subsidiary is advised by SilverPepper LLC and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. The Subsidiary will generally invest in derivatives, including swaps, commodity interests and other investments intended to serve as margin or collateral for swap positions. The inception date of the Subsidiary was October 31, 2013. As of March 31, 2019, total assets of the Fund were $115,673,890, of which $18,424,756, or approximately 15.9%, represented the Fund’s ownership of the shares of the Subsidiary.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

SilverPepper Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

March 31, 2019 (Unaudited)

(b) Forward Foreign Currency Exchange Contracts

The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Funds record realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions.

(c) Options Contracts

The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(d) Futures Contracts

The Commodity Strategies Global Macro Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The Commodity Strategies Global Macro Fund intends primarily to invest in futures contracts and options on them through the Subsidiary. The Merger Arbitrage Fund may use index and other futures contracts and may use options on futures contracts. A futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, financial, agricultural or metal commodity, at a specified price, date, time and place. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place. Securities, commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

SilverPepper Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

March 31, 2019 (Unaudited)

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. Each day a futures contract is held, the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. Variation margin does not represent borrowing or a loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund. The Subsidiary may enter into agreements with certain parties which may lower margin deposits and mitigate some of the risks of being required to deliver, or receive, the physical commodity.

At any time prior to the expiration of a futures contract, a Fund may seek to close the position by seeking to take an opposite position, which would terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

(e) Futures Options

The Funds may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes. A futures option gives the holder the right, in return for the premium paid or received, to assume a long position (purchase) or short position (write) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. When the Funds purchase or write an option, an amount equal to the premium paid or received by the Funds is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option purchased or written. Premiums paid or received from purchasing or writing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss on investment transactions. The Funds, as a purchaser of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contract. The Funds, as a writer of an option, may have no control over whether the underlying futures contracts may be sold (call) or purchased (put) and as a result, bears the market risk of an unfavorable change in the valuation of the futures contracts underlying the written option.

SilverPepper Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

March 31, 2019 (Unaudited)

(f) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Note 3 – Federal Income Taxes

At March 31, 2019, gross unrealized appreciation and depreciation on investments and securities sold short owned by the Funds, based on cost for federal income tax purposes were as follows:

	Commodity Strategies Global Macro Fund	Merger Arbitrage Fund
Cost of investments	$90,243,482	$33,282,425

Gross unrealized appreciation	$28,085	$3,708,564
Gross unrealized depreciation	(43,752)	(2,513,769)
Net unrealized appreciation/(depreciation) on investments	$(15,667)	$1,194,795

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferral.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

SilverPepper Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

March 31, 2019 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2019, in valuing the Funds’ assets carried at fair value:

Commodity Strategies Global Macro Fund	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks[1]	$66	$-	$-	$66
U.S. Government and Agencies	-	85,746,558	-	85,746,558
Purchased Options Contracts	579,450	120,657	-	700,107
Short-Term Investments	4,430,673	-	-	4,430,673
Total Investments	5,010,189	85,867,215	-	90,877,404

Other Financial Instruments*
Futures Contracts	1,930,539	-	-	1,930,539
Forward Foreign Currency Contracts	-	41,555	-	41,555
Total Assets	$6,940,728	$85,908,770	$-	$92,849,498

SilverPepper Funds

NOTES TO SCHEDULES OF INVESTMENTS - Continued

March 31, 2019 (Unaudited)

Liabilities
Investments
Common Stocks[1]	$66	$-	$-	$66
Written Options Contracts	172,450	48,312	-	220,762
Total Investments	172,516	48,312	-	220,828

Other Financial Instruments*
Futures Contracts	3,040,705	-	-	3,040,705
Forward Foreign Currency Contracts	-	83,472	-	83,472
Total Liabilities	$3,213,221	$131,784	$-	$3,345,005

[1]	For a detailed break-out of common stocks, please refer to the Schedule of Investments.
*	Other financial instruments are derivative instruments such as futures contracts and forward contracts. Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.
**	The Fund did not hold any Level 3 securities at period end.

Merger Arbitrage Fund	Level 1	Level 2**	Level 3	Total
Assets
Investments
Common Stocks[1]	$60,966,154	$-	$-	$60,966,154
Rights	-	-	5,392	5,392
Short-Term Investments	3,747,800	-	-	3,747,800
Total Assets	$64,713,954	$-	$5,392	$64,719,346

Liabilities
Securities Sold Short
Common Stocks[1]	$(30,242,126)	$-	$-	$(30,242,126)
Total Liabilities	$(30,242,126)	$-	$-	$(30,242,126)

[1]	For a detailed break-out of common stocks, please refer to the Schedule of Investments.

**	The Fund did not hold any Level 2 at period end.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Merger Arbitrage Fund
Beginning balance as of June 30, 2018	$-
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized and change in unrealized gain/(loss)	5,392
Purchases	-
Sales	-
Ending balance as of March 31, 2019	$5,392

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	5/30/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	5/30/19

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	5/30/19